Capital Stock - Schedule of Outstanding Unvested Stock Options (Details) - $ / shares	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Schedule of Outstanding Unvested Stock Options [Abstract]
Number of Unvested Stock Options, Beginning Balance	9,141	17,344
Weighted Average Grant Date Fair Value, Beginning Balance	$ 9.7	$ 17.6
Number of Unvested Stock Options, Granted	160,938	64,375
Weighted Average Grant Date Fair Value, Granted	$ 7.17	$ 7.68
Number of Unvested Stock Options, Vested	(153,438)	(72,578)
Weighted Average Grant Date Fair Value, Vested	$ 7.24	$ 10.88
Number of Unvested Stock Options, Forfeited
Weighted Average Grant Date Fair Value, Forfeited
Number of Unvested Stock Options, Ending Balance	16,641	9,141
Weighted Average Grant Date Fair Value, Ending Balance	$ 7.92	$ 9.7